Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Global Macro Fund

Class R6

Effective on or about October 1, 2019, the prospectus is supplemented as follows:

The following replaces the first paragraph contained under "Main investments" in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "FUND DETAILS" section of the fund's prospectus.

Main investments. The fund invests in equities (common and preferred), bonds, structured notes, money market instruments, exchange-traded funds (ETFs), and cash. There are generally no limits on asset class exposures, provided that risk parameters are met. The fund may also invest in alternative asset classes (such as real estate, REITs, infrastructure, convertibles, commodities and currencies). The fund may achieve exposure to commodities by investing in commodities-linked derivatives. In addition, the fund may invest in ETFs, other registered investment companies or exchange-traded notes (ETNs) to gain exposure to certain asset classes, including commodities. The fund's allocation to different global markets and to different investment instruments will vary depending on the overall economic cycle and assessment by portfolio management. The fund may also invest in asset backed securities, short-term securities and cash equivalents.

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of the fund's prospectus:

ETN risk. Because ETNs are senior, unsecured, unsubordinated debt securities of an issuer (typically a bank or bank holding company), ETNs are subject to the credit risk of the issuer and may lose value due to a downgrade in the issuer's credit rating. The returns of an ETN are linked to the performance of an underlying instrument (typically an index), minus applicable fees. ETNs typically do not make periodic interest payments and principal typically is not protected. The value of an ETN may fluctuate based on factors such as time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the underlying assets. The fund bears its proportionate share of any fees and expenses borne by the ETN. Because ETNs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value.

Effective on or about December 9, 2019, the prospectus is supplemented as follows:

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus.

SHAREHOLDER FEES (paid directly from your investment)

(paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

Management fee1	0.60
Distribution/service (12b-1) fees	None
Other expenses2	1.52
Acquired funds fees and expenses	0.02
Total annual fund operating expenses	2.14
Fee waiver/expense reimbursement	1.19
Total annual fund operating expenses after fee waiver/expense reimbursement	0.95

[1] "Management fee" is restated to reflect the fund's new management fee rate effective December 9, 2019.

[2] "Other expenses" for Class R6 are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.93% for Class R6. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including two years of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$433	$923	$2,277

DWS Global Macro Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Global Macro Fund

Class R6

Effective on or about October 1, 2019, the prospectus is supplemented as follows:

The following replaces the first paragraph contained under "Main investments" in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "FUND DETAILS" section of the fund's prospectus.

Main investments. The fund invests in equities (common and preferred), bonds, structured notes, money market instruments, exchange-traded funds (ETFs), and cash. There are generally no limits on asset class exposures, provided that risk parameters are met. The fund may also invest in alternative asset classes (such as real estate, REITs, infrastructure, convertibles, commodities and currencies). The fund may achieve exposure to commodities by investing in commodities-linked derivatives. In addition, the fund may invest in ETFs, other registered investment companies or exchange-traded notes (ETNs) to gain exposure to certain asset classes, including commodities. The fund's allocation to different global markets and to different investment instruments will vary depending on the overall economic cycle and assessment by portfolio management. The fund may also invest in asset backed securities, short-term securities and cash equivalents.

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of the fund's prospectus:

ETN risk. Because ETNs are senior, unsecured, unsubordinated debt securities of an issuer (typically a bank or bank holding company), ETNs are subject to the credit risk of the issuer and may lose value due to a downgrade in the issuer's credit rating. The returns of an ETN are linked to the performance of an underlying instrument (typically an index), minus applicable fees. ETNs typically do not make periodic interest payments and principal typically is not protected. The value of an ETN may fluctuate based on factors such as time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the underlying assets. The fund bears its proportionate share of any fees and expenses borne by the ETN. Because ETNs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value.

Effective on or about December 9, 2019, the prospectus is supplemented as follows:

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus.

SHAREHOLDER FEES (paid directly from your investment)

(paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

Management fee1	0.60
Distribution/service (12b-1) fees	None
Other expenses2	1.52
Acquired funds fees and expenses	0.02
Total annual fund operating expenses	2.14
Fee waiver/expense reimbursement	1.19
Total annual fund operating expenses after fee waiver/expense reimbursement	0.95

[1] "Management fee" is restated to reflect the fund's new management fee rate effective December 9, 2019.

[2] "Other expenses" for Class R6 are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.93% for Class R6. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including two years of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$433	$923	$2,277

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br />(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2022
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.93% for Class R6. The agreement may only be terminated with the consent of the fund's Board.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R6 are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	 <sup>1 </sup> "Management fee" is restated to reflect the fund's new management fee rate effective December 9, 2019.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including two years of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. The fund invests in equities (common and preferred), bonds, structured notes, money market instruments, exchange-traded funds (ETFs), and cash. There are generally no limits on asset class exposures, provided that risk parameters are met. The fund may also invest in alternative asset classes (such as real estate, REITs, infrastructure, convertibles, commodities and currencies). The fund may achieve exposure to commodities by investing in commodities-linked derivatives. In addition, the fund may invest in ETFs, other registered investment companies or exchange-traded notes (ETNs) to gain exposure to certain asset classes, including commodities. The fund's allocation to different global markets and to different investment instruments will vary depending on the overall economic cycle and assessment by portfolio management. The fund may also invest in asset backed securities, short-term securities and cash equivalents.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

ETN risk. Because ETNs are senior, unsecured, unsubordinated debt securities of an issuer (typically a bank or bank holding company), ETNs are subject to the credit risk of the issuer and may lose value due to a downgrade in the issuer's credit rating. The returns of an ETN are linked to the performance of an underlying instrument (typically an index), minus applicable fees. ETNs typically do not make periodic interest payments and principal typically is not protected. The value of an ETN may fluctuate based on factors such as time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the underlying assets. The fund bears its proportionate share of any fees and expenses borne by the ETN. Because ETNs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value.

DWS Global Macro Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
(paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.52%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.14%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.19%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	433
5 Years	rr_ExpenseExampleYear05	923
10 Years	rr_ExpenseExampleYear10	$ 2,277

[1]	"Management fee" is restated to reflect the fund's new management fee rate effective December 9, 2019.